Description of Business and Organization - Variable interest entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 4,178	$ 82,124	$ 156,540	$ 1,031
Inventories, net	12,266	27,245
Prepaid expenses and other current assets	24,837	41,197
Other receivable, noncurrent	6,848	550
Property, plant and equipment, net	126,985	125,793
Total assets	361,818	709,570
LIABILITIES
Accounts payable	69,643	97,803
Accrued liabilities	16,574	26,741
Other current liabilities	71,217	71,379
Total liabilities	374,746	493,012
Net Income (loss)
Net sales	140,199	190,510	91,642
Net loss	(220,968)	(185,080)	(5,196)
Cash and cash equivalents, period increase (decrease)
Net cash provided by operating activities	(47,030)	(155,518)	(56,456)
Net cash used in investing activities	(13,117)	(52,008)	(44,885)
Net cash provided by financing activities	(17,819)	$ 133,136	$ 257,342
Variable interest entities
ASSETS
Cash and cash equivalents	1,661
Inventories, net	4
Prepaid expenses and other current assets	2,192
Other receivable, noncurrent	636
Property, plant and equipment, net	25
Total assets	4,518
LIABILITIES
Accounts payable	78
Accrued liabilities	1,222
Other current liabilities	6,090
Total liabilities	16,801
Net Income (loss)
Net sales	2,503
Net loss	(12,209)
Cash and cash equivalents, period increase (decrease)
Net cash provided by operating activities	1,997
Net cash used in investing activities	(336)
Variable interest entities | Subsidiaries
LIABILITIES
Other current liabilities	9,411
Net Income (loss)
Net sales	$ 1,226